UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Stephen W. Kidder
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-11134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch	Boston, MA	November 6, 2009
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	5

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	23544436

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136	Brian C. Broderick
2	28-06281	Michael B. Elefante
3	28-06169	Timothy F. Fidgeon
4	28-06165	Michael J. Puzo
5	28-10379	Kurt F. Somerville

AS OF SEPTEMBER 30, 2009   FORM 13F   SEC FILE # STEPHEN W KIDDER / 28-11134



ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED        000375204         490980      24500           XX                         22500   2000
                          ADR

ABBOTT LABS               COMMON STOCK     002824100         774206      15650           XX                         13050   2600

APTARGROUP INC            COMMON STOCK     038336103         803240      21500           XX                         19900   1600

AUTOMATIC DATA            COMMON STOCK     053015103         539982      13740           XX                         12440   1300
PROCESSING

B P PLC ADR               COMMON STOCK     055622104         549813      10329           XX                         10079    250

BERKSHIRE HATHAWAY INC    CLASS B          084670207         348915        105           XX                           105

CVS CAREMARK              COMMON STOCK     126650100         269837       7550           XX                          6250   1300
CORPORATION

CANADIAN NATIONAL         COMMON STOCK     136375102         841403      17175           XX                         15675   1500
RAILWAY CO

CATERPILLAR INC           COMMON STOCK     149123101         256650       5000           XX                          5000

CHEVRON CORP              COMMON STOCK     166764100         537029       7625           XX                          6075   1550

CHUBB CORPORATION         COMMON STOCK     171232101         584756      11600           XX                         11600

CISCO SYS INC             COMMON STOCK     17275R102         274830      11675           XX                         11175    500

COCA COLA CO              COMMON STOCK     191216100         421545       7850           XX                          7850

DEERE & COMPANY           COMMON STOCK     244199105         310097       7225           XX                          6425    800

E M C CORP                COMMON STOCK     268648102         684156      40150           XX                         37650   2500

EMERSON ELECTRIC CO       COMMON STOCK     291011104         876750      21875           XX                         20075   1800

ENCANA CORP               COMMON STOCK     292505104        1203185      20885           XX                         19235   1650

EXXON MOBIL CORP          COMMON STOCK     30231G102        1607464      23429           XX                         22729    700

GENERAL ELECTRIC CO       COMMON STOCK     369604103         687998      41900           XX                         39400   2500

HELMERICH & PAYNE INC     COMMON STOCK     423452101         349841       8850           XX                          8250    600

INTEL CORPORATION         COMMON STOCK     458140100        1047680      53535           XX                         49355   4180

JOHNSON & JOHNSON         COMMON STOCK     478160104        1683304      27645           XX                         25845   1800

MICROSOFT CORP            COMMON STOCK     594918104         570855      22195           XX                         22195

MONSANTO CO NEW           COMMON STOCK     61166W101         296442       3830           XX                          3630    200

NOVARTIS AG ADR           COMMON STOCK     66987V109         650406      12910           XX                         12110    800

NOVO NORDISK A/S ADR      COMMON STOCK     670100205         220325       3500           XX                          3500

PEPSICO INC               COMMON STOCK     713448108         407687       6950           XX                          5700   1250

PORTLAND GENERAL          COMMON STOCK     736508847         219878      11150           XX                         10150   1000
ELECTRIC CO

PROCTER & GAMBLE CO       COMMON STOCK     742718109        1591178      27472           XX                         27272    200

SCHLUMBERGER LTD          COMMON STOCK     806857108         210686       3535           XX                          3535

STATE STREET CORP         COMMON STOCK     857477103        2218405      42175           XX                         42175

SYSCO CORP                COMMON STOCK     871829107         479605      19300           XX                         19300

3 M COMPANY               COMMON STOCK     88579Y101        1050543      14235           XX                         12985   1250

WELLS FARGO & CO          COMMON STOCK     949746101         241644       8575           XX                          8575

COVIDIEN PLC              COMMON STOCK     G2554F105         243121       5620           XX                          5620
